REVERSAL OF IMPAIRMENT CHARGES (Details) $ in Millions		12 Months Ended
	Jun. 05, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / oz
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment charges		$ 0.0	$ 524.1
Euro Ressources S. A. and Rosebel Gold Mines N. V.
Disclosure of impairment loss and reversal of impairment loss [line items]
Life of mine used in current measurement of fair value less costs of disposal			11 years
Estimated gold price for the first five years (in dollars per ounce) | $ / oz			1,225
Estimated gold price after the first five years (in dollars per ounce) | $ / oz			1,200
Discount rate used in current measurement of fair value less costs of disposal			6.00%
Un-modeled mineralization for the CGU (in dollars per ounce) | $ / oz			45
Côté Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest sold in joint venture	30.00%
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment charges		0.0	$ 124.1
Reversal of impairment loss recognized in profit or loss, net of tax			79.9
Exploration and evaluation assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment charges		$ 0.0	$ 400.0